Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories

As at	December 31, 2025	December 31, 2024
Retail liquor	75,145	73,538
Retail cannabis	16,348	21,783
Harvested cannabis
Work-in-progress	2,203	1,417
Finished goods	4,342	1,205
Manufactured cannabis
Dried cannabis & biomass	2,270	2,359
Work in progress	12,577	14,915
Finished goods	5,600	4,938
Packaging supplies and consumables	8,392	7,764
	126,877	127,919